Financial Highlights	12 Months Ended
Dec. 31, 2013
Financial Highlights [Abstract]
Financial Highlights

7.  FINANCIAL HIGHLIGHTS

Per Unit operating performance for Series 1, 2, 3 and 4 Units is calculated based on Unitholders’ trust capital for each Series taken as a whole utilizing the beginning and ending Net Asset Value per unit and weighted average number of units during the year. Weighted average number of units for each Series is detailed below:

	Years ended December 31,			Date of first issuance
	2013	2012	2011

Series 1	349,050.340	512,141.713	645,173.947	July 23, 2001
Series 2	186.285	228.982	156.318	April 1, 2010
Series 3	24,444.217	26,798.935	21,549.160	September 1, 2009
Series 4	1,861.921	1,241.673	532.525	November 1, 2010

Returns and ratios are calculated for each Series taken as a whole. An individual Unitholder’s per unit operating performance may vary based on the timing of capital transactions and differences in individual Unitholder’s brokerage fee (for Series 1) custodial fee (for Series 2), management fee (for Series 2 and 3) and profit share allocation arrangements.